American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2019

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 26.5%
American Century Diversified Corporate Bond ETF	389,060	20,021,028
American Century Quality Diversified International ETF	273,500	10,860,494
American Century STOXX U.S. Quality Growth ETF	505,192	21,307,634
American Century STOXX U.S. Quality Value ETF	478,649	19,747,526
Avantis International Equity ETF	230,200	11,866,327
Avantis International Small Cap Value ETF	36,100	1,866,027
Avantis U.S. Equity ETF	370,157	18,913,690
Avantis U.S. Small Cap Value ETF	57,832	2,959,622
TOTAL AFFILIATED FUNDS (Cost $106,651,686)		107,542,348
COMMON STOCKS — 22.4%
Aerospace and Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.(2)	689	29,785
Airbus SE	1,124	161,078
BAE Systems plc	23,908	178,470
Boeing Co. (The)	201	68,322
Embraer SA ADR	10,899	189,316
Kratos Defense & Security Solutions, Inc.(2)	1,519	28,679
L3Harris Technologies, Inc.	955	197,026
Lockheed Martin Corp.	572	215,461
Mercury Systems, Inc.(2)	278	20,478
Textron, Inc.	3,300	152,097
		1,240,712
Air Freight and Logistics†
Expeditors International of Washington, Inc.	1,003	73,159
Airlines — 0.2%
Delta Air Lines, Inc.	3,029	166,837
Southwest Airlines Co.	7,755	435,288
		602,125
Auto Components — 0.2%
Aptiv plc	2,799	250,651
BorgWarner, Inc.	4,671	194,687
Cie Plastic Omnium SA	442	12,089
Hyundai Mobis Co. Ltd.	910	185,038
Hyundai Wia Corp.	750	32,933
Leoni AG(2)	3,469	41,572
NOK Corp.	2,000	31,275
		748,245
Automobiles — 0.4%
Honda Motor Co. Ltd. ADR	11,004	296,778
Hyundai Motor Co.	2,316	242,535
Kia Motors Corp.	2,803	101,966
Mazda Motor Corp.	13,800	126,859
Nissan Motor Co. Ltd.	36,100	228,805
Renault SA	1,839	93,996

Tesla, Inc.(2)	1,074	338,224
Thor Industries, Inc.	2,517	159,225
		1,588,388
Banks — 1.5%
Bank Central Asia Tbk PT	68,300	152,709
Bank of America Corp.	19,519	610,359
Barclays plc	155,505	337,762
BB&T Corp.	11,651	618,086
BNP Paribas SA	4,706	245,860
Citigroup, Inc.	1,776	127,623
Comerica, Inc.	5,103	333,838
Commerce Bancshares, Inc.	4,142	266,579
Commerzbank AG	26,642	159,207
FinecoBank Banca Fineco SpA	1,866	21,042
First BanCorp	2,446	25,732
First Hawaiian, Inc.	10,146	277,290
Hana Financial Group, Inc.	3,017	86,912
HDFC Bank Ltd. ADR	2,544	155,413
JPMorgan Chase & Co.	4,070	508,425
M&T Bank Corp.	1,662	260,153
Mitsubishi UFJ Financial Group, Inc.	66,300	346,876
Mizuho Financial Group, Inc.	126,200	195,984
PNC Financial Services Group, Inc. (The)	1,345	197,312
Prosperity Bancshares, Inc.	1,642	113,331
Societe Generale SA	5,292	150,402
Standard Chartered plc (London)	12,797	116,329
Sumitomo Mitsui Financial Group, Inc.	3,600	128,210
SVB Financial Group(2)	319	70,652
U.S. Bancorp	1,992	113,584
UMB Financial Corp.	2,450	159,887
UniCredit SpA	10,655	135,874
Veritex Holdings, Inc.	728	17,923
Wells Fargo & Co.	1,999	103,208
Westamerica Bancorporation	2,264	149,469
		6,186,031
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(2)	760	284,590
Brown-Forman Corp., Class B	1,046	68,534
Constellation Brands, Inc., Class A	2,041	388,464
Diageo plc	2,636	107,917
Fevertree Drinks plc	210	5,063
MGP Ingredients, Inc.	379	16,255
PepsiCo, Inc.	3,478	477,077
Treasury Wine Estates Ltd.	13,504	163,174
		1,511,074
Biotechnology — 0.6%
AbbVie, Inc.	1,635	130,064
Abcam plc	677	10,241
ACADIA Pharmaceuticals, Inc.(2)	527	22,350
Acceleron Pharma, Inc.(2)	457	20,506

Aimmune Therapeutics, Inc.(2)	432	12,018
Amarin Corp. plc ADR(2)	986	16,190
Amgen, Inc.	836	178,277
Amicus Therapeutics, Inc.(2)	1,488	12,544
Arena Pharmaceuticals, Inc.(2)	486	23,676
Argenx SE(2)	132	16,104
Argenx SE ADR(2)	401	49,106
ArQule, Inc.(2)	1,010	10,211
Biogen, Inc.(2)	776	231,799
Blueprint Medicines Corp.(2)	1,948	134,100
CSL Ltd.	1,612	283,730
Exact Sciences Corp.(2)	1,211	105,357
FibroGen, Inc.(2)	320	12,528
Flexion Therapeutics, Inc.(2)	726	12,465
Galapagos NV(2)	82	15,104
Global Blood Therapeutics, Inc.(2)	213	10,213
Halozyme Therapeutics, Inc.(2)	835	12,792
Heron Therapeutics, Inc.(2)	545	11,581
Immunomedics, Inc.(2)	5,680	90,880
Insmed, Inc.(2)	957	17,791
Ionis Pharmaceuticals, Inc.(2)	2,542	141,640
Iovance Biotherapeutics, Inc.(2)	639	13,502
Mirati Therapeutics, Inc.(2)	81	7,629
MorphoSys AG(2)	140	15,253
Natera, Inc.(2)	636	24,499
PeptiDream, Inc.(2)	300	15,040
Portola Pharmaceuticals, Inc.(2)	456	13,183
Principia Biopharma, Inc.(2)	204	7,203
PTC Therapeutics, Inc.(2)	418	17,092
Regeneron Pharmaceuticals, Inc.(2)	519	158,959
REGENXBIO, Inc.(2)	203	7,245
Sage Therapeutics, Inc.(2)	334	45,307
Stoke Therapeutics, Inc.(2)	289	8,190
Turning Point Therapeutice, Inc.	682	26,162
Ultragenyx Pharmaceutical, Inc.(2)	211	8,470
Vertex Pharmaceuticals, Inc.(2)	1,468	286,965
Viking Therapeutics, Inc.(2)	1,035	6,696
		2,242,662
Building Products — 0.2%
Fortune Brands Home & Security, Inc.	282	16,934
Johnson Controls International plc	12,771	553,367
Lindab International AB	1,163	13,001
PGT Innovations, Inc.(2)	1,578	27,868
Trex Co., Inc.(2)	430	37,793
		648,963
Capital Markets — 0.8%
Ameriprise Financial, Inc.	2,865	432,300
Ares Management Corp., Class A	1,105	32,675
Ashmore Group plc	1,322	7,988
Assetmark Financial Holdings, Inc.(2)	490	13,446

Bank of New York Mellon Corp. (The)	2,143	100,185
BlackRock, Inc.	162	74,795
Credit Suisse Group AG(2)	15,370	190,686
Euronext NV	377	30,413
Hamilton Lane, Inc., Class A	362	21,582
Intercontinental Exchange, Inc.	3,905	368,320
Intermediate Capital Group plc	2,219	42,757
London Stock Exchange Group plc	2,386	215,179
LPL Financial Holdings, Inc.	2,802	226,514
Morgan Stanley	4,247	195,574
MSCI, Inc.	651	152,699
Northern Trust Corp.	6,228	620,807
Partners Group Holding AG	168	131,266
S&P Global, Inc.	736	189,881
State Street Corp.	3,263	215,586
		3,262,653
Chemicals — 0.2%
Dow, Inc.(2)	1,882	95,022
Ecolab, Inc.	358	68,761
Ferro Corp.(2)	2,037	22,672
KH Neochem Co. Ltd.	500	12,171
Koninklijke DSM NV	1,696	201,082
Olin Corp.	383	7,024
Sherwin-Williams Co. (The)	304	173,985
Symrise AG	1,542	148,383
		729,100
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	432	15,751
Babcock International Group plc	46,109	330,976
Brink's Co. (The)	514	43,669
Casella Waste Systems, Inc., Class A(2)	465	20,269
Clean Harbors, Inc.(2)	434	35,788
Cleanaway Waste Management Ltd.	7,735	9,815
HomeServe plc	1,586	23,815
IAA, Inc.(2)	667	25,446
Loomis AB, B Shares	856	33,126
Rentokil Initial plc	2,075	12,218
Republic Services, Inc.	2,064	180,621
US Ecology, Inc.	541	33,666
Waste Management, Inc.	963	108,058
		873,218
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	683	167,041
AudioCodes Ltd.	893	18,878
Cisco Systems, Inc.	7,724	366,967
Lumentum Holdings, Inc.(2)	270	16,918
Motorola Solutions, Inc.	831	138,212
Telefonaktiebolaget LM Ericsson, B Shares	17,151	149,653
		857,669

Construction and Engineering — 0.1%
Badger Daylighting Ltd.	1,130	33,477
Hazama Ando Corp.	5,200	40,063
Jacobs Engineering Group, Inc.	1,282	119,970
SHO-BOND Holdings Co. Ltd.	600	23,210
		216,720
Construction Materials — 0.1%
Cemex SAB de CV ADR	13,810	52,064
Vulcan Materials Co.	1,190	170,015
		222,079
Consumer Finance†
American Express Co.	1,164	136,514
Cembra Money Bank AG	145	15,361
		151,875
Containers and Packaging — 0.2%
Ball Corp.	2,118	148,196
Berry Global Group, Inc.(2)	408	16,936
Graphic Packaging Holding Co.	7,111	111,358
Packaging Corp. of America	2,108	230,742
SIG Combibloc Group AG(2)	722	9,981
Sonoco Products Co.	2,437	140,615
		657,828
Distributors — 0.1%
Genuine Parts Co.	2,611	267,836
LKQ Corp.(2)	4,786	162,676
Pool Corp.	66	13,689
		444,201
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	709	105,301
Chegg, Inc.(2)	3,442	105,532
frontdoor, Inc.(2)	350	16,880
Grand Canyon Education, Inc.(2)	265	24,369
		252,082
Diversified Financial Services†
Berkshire Hathaway, Inc., Class B(2)	711	151,144
ECN Capital Corp.	3,862	12,755
Zenkoku Hosho Co. Ltd.	700	29,212
		193,111
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA(2)	7,074	305,060
Verizon Communications, Inc.	8,321	503,171
		808,231
Electric Utilities — 0.6%
Edison International	4,368	274,747
Eversource Energy	2,019	169,071
Iberdrola SA	14,132	145,157
NextEra Energy, Inc.	2,445	582,741
Pinnacle West Capital Corp.	5,080	478,130

Xcel Energy, Inc.	9,251	587,531
		2,237,377
Electrical Equipment — 0.7%
AMETEK, Inc.	2,867	262,760
Eaton Corp. plc	3,953	344,346
Emerson Electric Co.	8,129	570,249
Hubbell, Inc.	4,523	640,909
Melrose Industries plc	53,800	148,588
nVent Electric plc	15,762	363,472
Schneider Electric SE	4,560	424,814
Sensata Technologies Holding plc(2)	540	27,643
Signify NV	5,009	146,895
Varta AG(2)	195	22,125
		2,951,801
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	1,300	24,764
Barco NV	153	33,258
CDW Corp.	2,489	318,368
Cognex Corp.	1,877	96,647
Electrocomponents plc	2,613	23,032
Isra Vision AG	231	10,979
Keyence Corp.	300	189,422
Keysight Technologies, Inc.(2)	2,425	244,707
Landis+Gyr Group AG(2)	188	17,430
Rogers Corp.(2)	97	13,142
SYNNEX Corp.	278	32,732
TE Connectivity Ltd.	3,717	332,671
		1,337,152
Energy Equipment and Services — 0.2%
Baker Hughes Co.	4,412	94,417
Cactus, Inc., Class A(2)	5,887	174,962
Schlumberger Ltd.	9,133	298,558
Subsea 7 SA	1,294	12,183
Tecnicas Reunidas SA(2)	4,259	107,112
TGS NOPEC Geophysical Co. ASA	681	17,639
		704,871
Entertainment — 0.2%
Embracer Group AB(2)	1,294	8,784
Live Nation Entertainment, Inc.(2)	1,307	92,144
Netflix, Inc.(2)	857	246,310
Studio Dragon Corp.(2)	82	5,498
Take-Two Interactive Software, Inc.(2)	1,397	168,129
Walt Disney Co. (The)	2,047	265,946
World Wrestling Entertainment, Inc., Class A	296	16,588
Zynga, Inc., Class A(2)	2,484	15,326
		818,725
Equity Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	191	5,344
Advance Residence Investment Corp.	17	56,451
Agree Realty Corp.	1,753	138,084

Alexandria Real Estate Equities, Inc.	1,180	187,325
Allied Properties Real Estate Investment Trust	1,402	57,034
American Tower Corp.	237	51,685
Americold Realty Trust	6,017	241,221
Brixmor Property Group, Inc.	3,139	69,121
Camden Property Trust	1,661	189,968
CapitaLand Commercial Trust	19,700	29,646
CareTrust REIT, Inc.	936	22,689
Charter Hall Group	10,446	81,232
Comforia Residential REIT, Inc.	17	55,406
CoreSite Realty Corp.	220	25,850
Cousins Properties, Inc.	384	15,410
CyrusOne, Inc.	414	29,510
Embassy Office Parks REIT	2,800	16,299
Empire State Realty Trust, Inc., Class A	12,142	175,695
Equinix, Inc.	203	115,056
Equity Residential	2,017	178,827
Essential Properties Realty Trust, Inc.	3,818	97,970
Extra Space Storage, Inc.	279	31,323
Fibra Uno Administracion SA de CV	190,546	289,635
Gaming and Leisure Properties, Inc.	2,010	81,124
Gecina SA	348	59,731
GLP J-Reit(2)	53	69,157
Goodman Group	12,724	126,021
Granite Real Estate Investment Trust	793	39,268
Healthpeak Properties, Inc.	6,033	226,961
Hudson Pacific Properties, Inc.	2,491	89,477
Inmobiliaria Colonial Socimi SA	4,327	55,916
Invesco Office J-Reit, Inc.	485	97,928
Invitation Homes, Inc.	5,056	155,674
Kilroy Realty Corp.	1,352	113,473
Link REIT	10,500	114,245
Mapletree Commercial Trust	44,300	75,830
Mapletree Industrial Trust	11,000	20,589
MGM Growth Properties LLC, Class A	7,566	236,135
Northview Apartment Real Estate Investment Trust	1,988	43,561
Orix JREIT, Inc.	74	167,285
Piedmont Office Realty Trust, Inc., Class A	9,147	205,259
Prologis, Inc.	8,750	767,900
Rexford Industrial Realty, Inc.	3,770	181,299
Ryman Hospitality Properties, Inc.	705	59,340
Safestore Holdings plc	7,138	64,795
SBA Communications Corp.	2,288	550,607
Segro plc	11,782	128,918
Spirit Realty Capital, Inc.	2,200	109,648
STORE Capital Corp.	3,432	138,996
Summit Industrial Income REIT(2)	3,700	35,958
Sun Communities, Inc.	1,237	201,198
UDR, Inc.	2,791	140,248
UNITE Group plc (The)	6,950	101,307

VICI Properties, Inc.	5,320	125,286
Welltower, Inc.	5,417	491,268
Weyerhaeuser Co.	17,860	521,691
		7,756,874
Food and Staples Retailing — 0.2%
Cosmos Pharmaceutical Corp.	100	20,656
Costco Wholesale Corp.	244	72,495
Grocery Outlet Holding Corp.(2)	341	10,878
Kobe Bussan Co. Ltd.	600	17,782
Koninklijke Ahold Delhaize NV	8,911	221,942
Sysco Corp.	3,250	259,578
Walgreens Boots Alliance, Inc.	1,862	102,000
		705,331
Food Products — 0.3%
AAK AB	1,104	19,583
Ariake Japan Co. Ltd.	200	15,576
Ausnutria Dairy Corp. Ltd.(2)	6,000	8,951
Bakkafrost P/F	337	21,083
Beyond Meat, Inc.(2)	113	9,543
Conagra Brands, Inc.	7,356	198,980
J.M. Smucker Co. (The)	1,392	147,107
Kellogg Co.	1,862	118,293
Mondelez International, Inc., Class A	5,696	298,755
Nestle SA	839	89,586
Nomad Foods Ltd.(2)	930	18,144
Orkla ASA	31,917	306,812
		1,252,413
Gas Utilities — 0.1%
Atmos Energy Corp.	1,833	206,176
Chesapeake Utilities Corp.	181	17,159
Nippon Gas Co. Ltd.	700	19,902
Spire, Inc.	2,540	213,512
		456,749
Health Care Equipment and Supplies — 0.8%
Baxter International, Inc.	1,753	134,455
DexCom, Inc.(2)	412	63,547
Edwards Lifesciences Corp.(2)	1,060	252,683
Elekta AB, B Shares	976	13,615
Haemonetics Corp.(2)	1,373	165,762
Hologic, Inc.(2)	3,450	166,669
Hoya Corp.	1,400	124,218
ICU Medical, Inc.(2)	52	8,404
Insulet Corp.(2)	115	16,712
Intuitive Surgical, Inc.(2)	386	213,439
Masimo Corp.(2)	877	127,858
Medtronic plc	2,098	228,472
Merit Medical Systems, Inc.(2)	392	8,097
Nihon Kohden Corp.	700	20,884
OrthoPediatrics Corp.(2)	378	14,621
ResMed, Inc.	1,346	199,100

Siemens Healthineers AG	5,207	221,084
Silk Road Medical, Inc.(2)	755	25,006
SmileDirectClub, Inc.(2)	3,144	36,769
Teleflex, Inc.	603	209,488
Terumo Corp.	4,500	146,655
Zimmer Biomet Holdings, Inc.	6,349	877,622
		3,275,160
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(2)	599	17,964
Amplifon SpA	648	16,307
Cardinal Health, Inc.	5,508	272,371
Centene Corp.(2)	2,806	148,942
CVS Health Corp.	2,069	137,361
Encompass Health Corp.	4,514	288,986
Ensign Group, Inc. (The)	690	29,153
HealthEquity, Inc.(2)	267	15,163
Henry Schein, Inc.(2)	3,123	195,453
Humana, Inc.	341	100,322
Korian SA	694	29,417
McKesson Corp.	1,632	217,056
Pennant Group, Inc. (The)(2)	536	9,643
Progyny, Inc.(2)	1,211	19,897
Quest Diagnostics, Inc.	5,710	578,137
R1 RCM, Inc.(2)	3,796	40,351
UnitedHealth Group, Inc.	949	239,812
Universal Health Services, Inc., Class B	1,624	223,235
		2,579,570
Health Care Technology — 0.1%
Cerner Corp.	4,899	328,821
Health Catalyst, Inc.(2)	2,365	76,058
Inspire Medical Systems, Inc.(2)	218	13,294
Teladoc Health, Inc.(2)	601	46,036
		464,209
Hotels, Restaurants and Leisure — 0.4%
Autogrill SpA	1,256	12,412
Carnival Corp.	4,593	196,994
Chipotle Mexican Grill, Inc.(2)	701	545,490
Churchill Downs, Inc.	386	50,176
Domino's Pizza, Inc.	158	42,916
Jumbo Interactive Ltd.	1,137	17,349
Melco International Development Ltd.	2,000	5,281
Planet Fitness, Inc., Class A(2)	3,034	193,144
Royal Caribbean Cruises Ltd.	1,581	172,060
Sodexo SA	1,946	214,080
Starbucks Corp.	1,968	166,414
		1,616,316
Household Durables — 0.2%
Bellway plc	188	7,726
Breville Group Ltd.	506	5,336
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,100	41,082

Haseko Corp.	19,000	244,774
Iida Group Holdings Co. Ltd.	8,400	139,546
Pressance Corp.	1,200	19,617
PulteGroup, Inc.	5,569	218,527
Skyline Champion Corp.(2)	1,118	31,561
Tempur Sealy International, Inc.(2)	201	18,281
Token Corp.	800	51,253
TopBuild Corp.(2)	439	45,625
		823,328
Household Products — 0.2%
Kimberly-Clark Corp.	1,365	181,381
Pigeon Corp.	500	24,577
Procter & Gamble Co. (The)	5,569	693,396
		899,354
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	829	143,193
Rheinmetall AG	153	18,412
Roper Technologies, Inc.	130	43,805
Siemens AG	1,002	115,579
		320,989
Insurance — 0.8%
Aegon NV	55,883	241,717
Aflac, Inc.	5,622	298,865
AIA Group Ltd.	25,800	255,999
Arthur J. Gallagher & Co.	656	59,840
Brown & Brown, Inc.	2,784	104,901
BRP Group, Inc., Class A(2)	1,622	26,276
Chubb Ltd.	2,881	439,122
eHealth, Inc.(2)	373	25,752
Globe Life, Inc.	854	83,120
Goosehead Insurance, Inc., Class A	242	12,386
Kinsale Capital Group, Inc.	369	39,011
NN Group NV	1,801	68,670
Palomar Holdings, Inc.(2)	808	36,481
ProAssurance Corp.	5,583	218,965
Progressive Corp. (The)	2,271	158,289
Prudential Financial, Inc.	2,018	183,921
Reinsurance Group of America, Inc.	2,770	450,042
Travelers Cos., Inc. (The)	2,038	267,100
Zurich Insurance Group AG	537	209,915
		3,180,372
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	498	626,882
Alphabet, Inc., Class C(2)	445	560,749
Baidu, Inc. ADR(2)	1,150	117,128
Facebook, Inc., Class A(2)	4,237	812,021
Pinterest, Inc., Class A(2)	4,025	101,189
Tencent Holdings Ltd.	7,300	297,676
Twitter, Inc.(2)	7,893	236,553
		2,752,198

Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd. ADR(2)	1,169	206,527
Amazon.com, Inc.(2)	713	1,266,759
Etsy, Inc.(2)	198	8,809
Expedia Group, Inc.	1,059	144,723
HelloFresh SE(2)	1,353	23,650
Moneysupermarket.com Group plc	2,344	10,422
Takeaway.com NV(2)	218	17,754
Trainline plc(2)	2,530	13,659
		1,692,303
IT Services — 1.2%
Accenture plc, Class A	1,435	266,078
Adyen NV(2)	174	122,197
Afterpay Touch Group Ltd.(2)	563	11,137
Alten SA	144	15,816
Booz Allen Hamilton Holding Corp.	1,985	139,684
CACI International, Inc., Class A(2)	126	28,193
Evo Payments, Inc., Class A(2)	561	15,949
Fiserv, Inc.(2)	5,549	588,971
FleetCor Technologies, Inc.(2)	973	286,276
GDS Holdings Ltd. ADR(2)	1,936	80,692
Genpact Ltd.	1,018	39,875
GMO Payment Gateway, Inc.	200	14,755
International Business Machines Corp.	1,042	139,347
InterXion Holding NV(2)	4,383	386,668
MasterCard, Inc., Class A	2,812	778,390
NEXTDC Ltd.(2)	6,829	30,087
Okta, Inc.(2)	2,490	271,584
PayPal Holdings, Inc.(2)	1,422	148,030
SCSK Corp.	300	15,273
SHIFT, Inc.(2)	300	17,058
Square, Inc., Class A(2)	7,798	479,031
Visa, Inc., Class A	5,008	895,731
		4,770,822
Leisure Products†
BRP, Inc.	240	10,767
Games Workshop Group plc	259	15,023
		25,790
Life Sciences Tools and Services — 0.1%
10X Genomics, Inc., Class A(2)	242	14,036
Agilent Technologies, Inc.	2,220	168,165
Bruker Corp.	3,129	139,240
Evotec SE(2)	532	12,234
Lonza Group AG(2)	551	198,372
NeoGenomics, Inc.(2)	1,172	26,874
PRA Health Sciences, Inc.(2)	229	22,376
Tecan Group AG	87	20,586
		601,883
Machinery — 0.5%
ATS Automation Tooling Systems, Inc.(2)	626	8,498

Caterpillar, Inc.	932	128,430
Chart Industries, Inc.(2)	589	34,533
Cummins, Inc.	2,571	443,446
FANUC Corp.	300	59,222
Georg Fischer AG	12	11,470
Harmonic Drive Systems, Inc.	200	9,334
IMI plc	16,655	216,454
Ingersoll-Rand plc	2,970	376,863
Kennametal, Inc.	790	24,451
Kornit Digital Ltd.(2)	671	22,807
Nabtesco Corp.	700	22,329
Navistar International Corp.(2)	428	13,388
PACCAR, Inc.	2,358	179,350
Parker-Hannifin Corp.	1,545	283,492
RBC Bearings, Inc.(2)	180	28,879
Rotork plc	2,985	11,659
Valmet Oyj	939	20,990
Wabtec Corp.	1,521	105,512
		2,001,107
Media — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA	7,311	30,570
Comcast Corp., Class A	6,175	276,763
Nippon Television Holdings, Inc.	8,800	114,810
NOS SGPS SA	2,435	14,466
Stroeer SE & Co. KGaA	251	20,216
TV Asahi Holdings Corp.	2,800	43,794
		500,619
Metals and Mining†
Kirkland Lake Gold Ltd.	532	24,982
Northern Star Resources Ltd.	1,198	8,214
Saracen Mineral Holdings Ltd.(2)	10,108	26,535
		59,731
Multi-Utilities — 0.2%
Ameren Corp.	2,880	223,776
NorthWestern Corp.	3,378	244,973
WEC Energy Group, Inc.	1,451	136,974
		605,723
Multiline Retail — 0.1%
Magazine Luiza SA	15,100	167,171
Pan Pacific International Holdings Corp.	7,900	124,434
Target Corp.	2,834	302,983
		594,588
Oil, Gas and Consumable Fuels — 0.7%
Callon Petroleum Co.(2)	5,471	20,790
Chevron Corp.	1,274	147,962
ConocoPhillips	8,925	492,660
Devon Energy Corp.	2,717	55,101
Eni SpA	15,935	241,511
Gazprom PJSC ADR	24,201	194,017
Gazprom PJSC	26,767	108,512

Gaztransport Et Technigaz SA	202	18,435
Gibson Energy, Inc.	1,112	19,385
Imperial Oil Ltd.	4,262	106,137
Lundin Petroleum AB	5,136	170,112
Neste Oyj	4,871	176,070
Noble Energy, Inc.	8,190	157,739
ONEOK, Inc.	2,291	159,981
PetroChina Co. Ltd., H Shares	250,000	121,918
Phillips 66	1,147	133,993
Saras SpA	76,968	147,717
Surgutneftegas PJSC Preference Shares	396,126	232,790
TOTAL SA ADR	3,061	161,100
Valero Energy Corp.	1,007	97,659
		2,963,589
Paper and Forest Products — 0.1%
Boise Cascade Co.	565	20,210
Mondi plc	13,825	287,006
		307,216
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	346	64,450
Fancl Corp.	500	14,195
Inter Parfums, Inc.	180	13,937
Medifast, Inc.	382	42,379
Ontex Group NV	3,978	72,162
Shiseido Co. Ltd.	3,400	281,609
		488,732
Pharmaceuticals — 0.5%
Aerie Pharmaceuticals, Inc.(2)	379	8,410
AstraZeneca plc	2,596	253,178
Bristol-Myers Squibb Co.	2,670	153,178
Catalent, Inc.(2)	2,607	126,831
Dechra Pharmaceuticals plc	476	16,221
Hikma Pharmaceuticals plc	721	18,798
Horizon Therapeutics plc(2)	757	21,885
Johnson & Johnson	1,440	190,138
Merck & Co., Inc.	3,867	335,114
MyoKardia, Inc.(2)	291	16,683
Novartis AG	2,345	204,854
Novo Nordisk A/S, B Shares	2,737	150,694
Optinose, Inc.(2)	1,054	8,242
Pfizer, Inc.	4,909	188,358
Reata Pharmaceuticals, Inc., Class A(2)	67	13,807
Sanofi	1,805	166,390
Sanofi ADR	4,823	222,244
Zoetis, Inc.	998	127,664
		2,222,689
Professional Services — 0.3%
Applus Services SA	884	10,662
ASGN, Inc.(2)	483	30,714
Capita plc(2)	107,515	217,518

IHS Markit Ltd.(2)	4,611	322,862
Nihon M&A Center, Inc.	600	18,329
Recruit Holdings Co. Ltd.	7,300	242,034
Robert Half International, Inc.	739	42,323
Teleperformance	163	36,956
TriNet Group, Inc.(2)	392	20,772
Trust Tech, Inc.	1,300	16,476
UT Group Co. Ltd.	900	22,339
Verisk Analytics, Inc.	2,603	376,654
		1,357,639
Real Estate Management and Development — 0.3%
Altus Group Ltd.	534	14,798
Aroundtown SA	4,654	39,271
Ayala Land, Inc.	54,100	51,677
CapitaLand Ltd.	19,500	51,313
China Resources Land Ltd.	6,000	25,558
Colliers International Group, Inc.	237	15,880
Corp. Inmobiliaria Vesta SAB de CV	25,582	43,074
ESR Cayman Ltd.(2)	800	1,732
Fabege AB	6,016	89,800
Fastighets AB Balder, B Shares(2)	717	27,810
FirstService Corp.	471	41,110
LEG Immobilien AG	587	67,425
Longfor Group Holdings Ltd.	15,500	64,161
Mitsubishi Estate Co. Ltd.	6,600	127,883
Mitsui Fudosan Co. Ltd.	4,400	112,483
Nexity SA	316	16,382
Open House Co. Ltd.	600	15,312
Shimao Property Holdings Ltd.	14,500	48,652
Shurgard Self Storage SA	838	28,366
Sun Hung Kai Properties Ltd.	6,000	90,205
Times China Holdings Ltd.	21,000	37,134
VGP NV	330	30,774
Vonovia SE	2,810	149,652
		1,190,452
Road and Rail — 0.2%
ArcBest Corp.	603	17,421
Heartland Express, Inc.	10,909	227,998
J.B. Hunt Transport Services, Inc.	1,340	157,530
Localiza Rent a Car SA	7,600	81,486
Norfolk Southern Corp.	909	165,438
Sixt SE	156	15,238
TFI International, Inc.	425	13,543
Union Pacific Corp.	660	109,204
		787,858
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.(2)	6,683	226,754
Applied Materials, Inc.	14,179	769,353
ASML Holding NV	637	167,116
Broadcom, Inc.	620	181,567

Entegris, Inc.	430	20,640
Inphi Corp.(2)	329	23,648
Intel Corp.	3,396	191,976
Lasertec Corp.	300	21,491
Lattice Semiconductor Corp.(2)	1,622	31,775
Marvell Technology Group Ltd.	5,917	144,316
Maxim Integrated Products, Inc.	5,991	351,432
Microchip Technology, Inc.	1,864	175,757
Micron Technology, Inc.(2)	2,148	102,137
MKS Instruments, Inc.	112	12,121
Monolithic Power Systems, Inc.	125	18,740
Nova Measuring Instruments Ltd.(2)	312	10,455
NVIDIA Corp.	469	94,278
Silicon Laboratories, Inc.(2)	199	21,142
SOITEC(2)	300	33,031
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	145,729
Texas Instruments, Inc.	687	81,059
Xilinx, Inc.	485	44,009
		2,868,526
Software — 1.1%
Adobe, Inc.(2)	393	109,227
Atlassian Corp. plc, Class A(2)	1,439	173,817
Avalara, Inc.(2)	317	22,507
Avast plc	6,021	32,360
AVEVA Group plc	354	19,184
Blackline, Inc.(2)	303	14,162
Bottomline Technologies de, Inc.(2)	326	13,350
Cadence Design Systems, Inc.(2)	2,786	182,065
Coupa Software, Inc.(2)	1,264	173,787
Dassault Systemes SE	914	139,035
Descartes Systems Group, Inc. (The)(2)	459	17,860
DocuSign, Inc.(2)	5,238	346,703
Elastic NV(2)	114	8,209
Fair Isaac Corp.(2)	46	13,986
Five9, Inc.(2)	608	33,750
Fuji Soft, Inc.	400	17,428
Globant SA(2)	213	19,864
Microsoft Corp.	7,329	1,050,759
Palo Alto Networks, Inc.(2)	436	99,142
Paycom Software, Inc.(2)	494	104,496
Paylocity Holding Corp.(2)	377	38,680
Proofpoint, Inc.(2)	1,120	129,214
Rapid7, Inc.(2)	754	37,768
RingCentral, Inc., Class A(2)	2,823	455,971
salesforce.com, Inc.(2)	5,001	782,607
Slack Technologies, Inc., Class A(2)	4,101	90,222
Splunk, Inc.(2)	2,753	330,250
WiseTech Global Ltd.	415	7,448
		4,463,851

Specialty Retail — 0.6%
Advance Auto Parts, Inc.	2,369	384,915
Best Buy Co., Inc.	628	45,109
Boot Barn Holdings, Inc.(2)	774	27,129
Burlington Stores, Inc.(2)	1,093	210,042
Five Below, Inc.(2)	1,061	132,742
Floor & Decor Holdings, Inc., Class A(2)	1,962	89,919
Home Depot, Inc. (The)	1,949	457,196
JD Sports Fashion plc	2,051	20,433
Kingfisher plc	122,566	329,601
National Vision Holdings, Inc.(2)	732	17,422
O'Reilly Automotive, Inc.(2)	247	107,571
Ross Stores, Inc.	1,482	162,531
TJX Cos., Inc. (The)	3,728	214,919
Tractor Supply Co.	1,122	106,612
		2,306,141
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc.	3,168	788,072
HP, Inc.	8,353	145,091
		933,163
Textiles, Apparel and Luxury Goods — 0.3%
ANTA Sports Products Ltd.	11,000	107,572
Burberry Group plc	4,976	131,968
Canada Goose Holdings, Inc.(2)	4,253	177,903
Crocs, Inc.(2)	620	21,694
Lululemon Athletica, Inc.(2)	635	129,712
NIKE, Inc., Class B	5,340	478,197
Puma SE	1,360	102,271
VF Corp.	1,063	87,474
		1,236,791
Thrifts and Mortgage Finance — 0.1%
Aruhi Corp.	1,000	22,527
Capitol Federal Financial, Inc.	15,025	214,407
LendingTree, Inc.(2)	47	16,913
		253,847
Trading Companies and Distributors — 0.2%
AerCap Holdings NV(2)	2,498	144,584
Grafton Group plc	1,845	18,671
IMCD NV	30	2,343
MonotaRO Co. Ltd.	6,100	184,522
MSC Industrial Direct Co., Inc., Class A	4,566	334,277
NOW, Inc.(2)	1,109	11,689
Seven Group Holdings Ltd.	2,319	29,905
SiteOne Landscape Supply, Inc.(2)	430	37,866
Yamazen Corp.	2,600	23,985
		787,842
Water Utilities†
SJW Group	218	15,772

Wireless Telecommunication Services†
Rogers Communications, Inc., Class B	2,615	123,116
TOTAL COMMON STOCKS (Cost $70,809,722)		90,802,705
U.S. TREASURY SECURITIES — 13.4%
U.S. Treasury Bonds, 3.50%, 2/15/39	120,000	148,934
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	176,599
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	496,474
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	1,041,487
U.S. Treasury Bonds, 2.50%, 2/15/45(3)	1,700,000	1,806,648
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	697,828
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	990,399
U.S. Treasury Bonds, 2.50%, 5/15/46	450,000	478,784
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	2,109,659	2,346,479
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	381,660	440,647
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	567,705	595,167
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	557,950	569,225
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	544,750	569,313
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	531,415	572,989
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,733,343	2,729,369
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,112,200	3,094,382
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,417,564	3,446,595
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,429,415	1,453,324
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,814,688	3,863,497
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,454,288	9,463,712
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,332,760	4,348,074
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	6,046,544	6,206,773
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,177,352	1,176,861
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	212,418	215,122
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,560,150	1,599,240
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,540,150	2,699,712
U.S. Treasury Notes, 1.50%, 11/30/19	1,090,000	1,089,697
U.S. Treasury Notes, 1.375%, 1/15/20	350,000	349,856
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	299,813
U.S. Treasury Notes, 1.375%, 9/15/20	900,000	898,436
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	251,060
U.S. Treasury Notes, 2.25%, 8/15/27(3)	300,000	313,811
TOTAL U.S. TREASURY SECURITIES (Cost $52,698,955)		54,430,307
CORPORATE BONDS — 9.9%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.125%, 10/1/24	50,000	53,661
Bombardier, Inc., 8.75%, 12/1/21(4)	25,000	26,562
TransDigm, Inc., 6.00%, 7/15/22	40,000	40,730
United Technologies Corp., 6.05%, 6/1/36	51,000	68,639
United Technologies Corp., 5.70%, 4/15/40	75,000	100,293
		289,885
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	120,000	124,362

XPO Logistics, Inc., 6.50%, 6/15/22(4)		19,000	19,404
			143,766
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(4)		40,000	40,350
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	47,981
			88,331
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,090
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	45,753
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	57,925
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$240,000	251,799
General Motors Co., 5.15%, 4/1/38		100,000	101,450
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	192,354
			649,281
Banks — 2.2%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/25	EUR	100,000	113,430
Akbank T.A.S., 5.00%, 10/24/22		$50,000	49,688
Avi Funding Co. Ltd., 3.80%, 9/16/25(4)		102,000	107,481
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	243,015
Banistmo SA, 3.65%, 9/19/22		$120,000	121,950
Bank of America Corp., 4.10%, 7/24/23		70,000	74,829
Bank of America Corp., MTN, 4.20%, 8/26/24		260,000	280,335
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	134,975
Bank of America Corp., MTN, 5.00%, 1/21/44		$60,000	76,417
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		40,000	47,948
Bank of America Corp., VRN, 3.42%, 12/20/28		56,000	58,720
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,571
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	225,108
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	116,213
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	118,037
Citigroup, Inc., 2.75%, 4/25/22		$60,000	60,933
Citigroup, Inc., 4.45%, 9/29/27		350,000	385,668
Citigroup, Inc., VRN, 3.52%, 10/27/28		210,000	221,471
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	273,401
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	152,889
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	115,514
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	159,128
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	434,205
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	100,177
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	199,287
Fifth Third BanCorp., 4.30%, 1/16/24		$60,000	64,894
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,542
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	137,492
HSBC Holdings plc, 4.30%, 3/8/26		$200,000	218,231
HSBC Holdings plc, VRN, 3.26%, 3/13/23		200,000	204,530
Intercorp Financial Services, Inc., 4.125%, 10/19/27(4)		125,000	129,062
JPMorgan Chase & Co., 3.875%, 9/10/24		550,000	588,157
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	249,587

JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		90,000	100,183
KEB Hana Bank, MTN, 4.375%, 9/30/24		82,000	87,372
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	324,992
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	132,771
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$80,000	81,546
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	27,282
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	137,037
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(4)		$60,000	54,000
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	25,544
U.S. Bank N.A., 2.80%, 1/27/25		250,000	259,569
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	117,225
Wells Fargo & Co., 4.125%, 8/15/23		$100,000	106,295
Wells Fargo & Co., 3.00%, 4/22/26		180,000	184,881
Wells Fargo & Co., 5.61%, 1/15/44		210,000	273,710
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	130,597
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	134,737
Westpac Banking Corp., 4.875%, 11/19/19		1,200,000	1,201,496
Woori Bank, MTN, 4.75%, 4/30/24		61,000	65,453
			9,041,575
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	215,232
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	60,010
			275,242
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		$5,000	5,100
AbbVie, Inc., 3.60%, 5/14/25		40,000	41,928
AbbVie, Inc., 4.40%, 11/6/42		130,000	134,870
Amgen, Inc., 4.66%, 6/15/51		138,000	159,994
Celgene Corp., 3.25%, 8/15/22		90,000	92,878
Celgene Corp., 3.625%, 5/15/24		15,000	15,880
Celgene Corp., 3.875%, 8/15/25		130,000	140,798
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	114,895
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	247,294
			953,637
Building Products†
Standard Industries, Inc., 6.00%, 10/15/25(4)		20,000	21,100
Capital Markets — 0.3%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	131,523
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	116,167
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	69,934
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$305,000	318,272
MDGH - GMTN B.V., 3.25%, 4/28/22(4)		41,000	41,919
Morgan Stanley, 4.375%, 1/22/47		40,000	47,558
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	265,996
Morgan Stanley, MTN, 4.00%, 7/23/25		160,000	173,444
SURA Asset Management SA, 4.375%, 4/11/27		40,000	42,650
			1,207,463
Chemicals†
Element Solutions, Inc., 5.875%, 12/1/25(4)		10,000	10,489
Equate Petrochemical BV, 4.25%, 11/3/26(4)		34,000	36,278

Huntsman International LLC, 5.125%, 11/15/22		25,000	26,737
Tronox Finance plc, 5.75%, 10/1/25(4)		10,000	9,475
			82,979
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		20,000	21,475
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)		60,000	60,601
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(4)		25,000	26,347
Republic Services, Inc., 3.55%, 6/1/22		220,000	228,705
			337,128
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(4)		25,000	22,506
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		80,000	83,100
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	157,576
Capital One Financial Corp., 3.80%, 1/31/28		190,000	202,232
Navient Corp., 5.00%, 10/26/20		45,000	45,943
Navient Corp., 5.50%, 1/25/23		20,000	20,850
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(4)		20,000	21,349
			447,950
Containers and Packaging†
Berry Global, Inc., 5.125%, 7/15/23		25,000	25,719
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(4)		10,000	10,325
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(4)		30,000	30,853
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(4)		40,000	41,475
Sealed Air Corp., 5.125%, 12/1/24(4)		25,000	27,063
			135,435
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	51,539
Fiore Capital LLC, VRDN, 1.85%, 11/6/19 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	225,739
Gulf Gate Apartments LLC, VRN, 1.83%, 9/1/28 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(5)		$3,000,000	3,000,000
Voya Financial, Inc., 5.70%, 7/15/43		110,000	139,643
			4,916,921
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(4)		35,000	37,567
AT&T, Inc., 4.45%, 4/1/24		6,000	6,508
AT&T, Inc., 3.40%, 5/15/25		90,000	94,399
AT&T, Inc., 2.95%, 7/15/26		80,000	81,512
AT&T, Inc., 3.80%, 2/15/27		100,000	107,171
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	130,558
AT&T, Inc., 5.15%, 11/15/46		$171,000	199,064
CenturyLink, Inc., 5.625%, 4/1/20		50,000	50,812
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,625
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	65,047
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,191
Frontier Communications Corp., 11.00%, 9/15/25		$35,000	16,538
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	26,875
Level 3 Financing, Inc., 5.375%, 8/15/22		46,000	46,184
Ooredoo International Finance Ltd., 3.75%, 6/22/26(4)		61,000	64,202

Orange SA, 4.125%, 9/14/21		120,000	124,924
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	129,210
Turk Telekomunikasyon AS, 4.875%, 6/19/24(4)		$80,000	78,689
Verizon Communications, Inc., 2.625%, 8/15/26		120,000	122,687
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	18,075
Verizon Communications, Inc., 5.01%, 8/21/54		55,000	71,574
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		25,000	25,838
			1,554,250
Electric Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	85,106
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	76,430
Duke Energy Florida LLC, 6.35%, 9/15/37		70,000	99,932
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	88,149
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	10,314
Exelon Corp., 4.45%, 4/15/46		30,000	34,074
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	62,900
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	46,853
FirstEnergy Corp., 4.25%, 3/15/23		120,000	127,251
FirstEnergy Corp., 4.85%, 7/15/47		30,000	35,810
Florida Power & Light Co., 3.95%, 3/1/48		50,000	58,179
Georgia Power Co., 4.30%, 3/15/42		50,000	54,966
Greenko Investment Co., 4.875%, 8/16/23(4)		41,000	40,592
Israel Electric Corp. Ltd., 6.875%, 6/21/23(4)		41,000	46,727
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	48,476
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)		50,000	51,187
Pampa Energia SA, 7.50%, 1/24/27		82,000	66,093
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,312
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	31,679
Southwestern Public Service Co., 3.70%, 8/15/47		30,000	32,658
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	113,841
Xcel Energy, Inc., 3.35%, 12/1/26		$40,000	42,226
			1,314,755
Electronic Equipment, Instruments and Components†
Sensata Technologies BV, 5.00%, 10/1/25(4)		20,000	21,654
Energy Equipment and Services†
Halliburton Co., 4.85%, 11/15/35		60,000	66,713
Entertainment†
Viacom, Inc., 4.375%, 3/15/43		30,000	30,980
Walt Disney Co. (The), 4.75%, 9/15/44(4)		32,000	40,935
			71,915
Equity Real Estate Investment Trusts (REITs) — 0.1%
Boston Properties LP, 3.65%, 2/1/26		100,000	106,440
Equinix, Inc., 5.375%, 5/15/27		20,000	21,750
Essex Portfolio LP, 3.25%, 5/1/23		30,000	30,884
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	21,799
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		20,000	22,043
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	35,394
Iron Mountain, Inc., 4.875%, 9/15/27(4)		20,000	20,700
Kilroy Realty LP, 3.80%, 1/15/23		100,000	104,547
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	22,100

SBA Communications Corp., 4.875%, 7/15/22		35,000	35,459
Service Properties Trust, 4.65%, 3/15/24		60,000	62,193
			483,309
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24		35,000	36,881
Kroger Co. (The), 3.30%, 1/15/21		170,000	172,618
Kroger Co. (The), 3.875%, 10/15/46		50,000	47,568
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	71,404
Walmart, Inc., 2.55%, 4/11/23		$19,000	19,470
			347,941
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	20,500
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(4)		20,000	20,650
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(4)		30,000	31,275
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)		70,000	73,937
MHP SE, 7.75%, 5/10/24(4)		51,000	54,241
Minerva Luxembourg SA, 5.875%, 1/19/28(4)		30,000	30,660
Pilgrim's Pride Corp., 5.75%, 3/15/25(4)		70,000	72,800
Post Holdings, Inc., 5.00%, 8/15/26(4)		40,000	41,754
			345,817
Gas Utilities — 0.1%
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		102,000	106,362
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24		82,000	89,230
			195,592
Health Care Equipment and Supplies — 0.1%
Medtronic, Inc., 3.50%, 3/15/25		6,000	6,454
Medtronic, Inc., 4.375%, 3/15/35		136,000	162,489
			168,943
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		10,000	10,125
Aetna, Inc., 2.75%, 11/15/22		90,000	91,350
Anthem, Inc., 4.65%, 1/15/43		50,000	55,531
CHS / Community Health Systems, Inc., 6.875%, 2/1/22		50,000	38,875
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		20,000	19,563
CommonSpirit Health, 2.95%, 11/1/22		70,000	71,407
CVS Health Corp., 3.50%, 7/20/22		110,000	113,872
CVS Health Corp., 4.30%, 3/25/28		130,000	141,235
CVS Health Corp., 4.78%, 3/25/38		60,000	66,730
CVS Health Corp., 5.05%, 3/25/48		70,000	80,312
DaVita, Inc., 5.125%, 7/15/24		35,000	35,814
DaVita, Inc., 5.00%, 5/1/25		30,000	30,488
Encompass Health Corp., 5.75%, 11/1/24		9,000	9,118
HCA, Inc., 5.00%, 3/15/24		70,000	76,434
HCA, Inc., 5.375%, 2/1/25		70,000	77,087
HCA, Inc., 4.50%, 2/15/27		45,000	48,664
Northwell Healthcare, Inc., 4.26%, 11/1/47		40,000	44,290
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		10,000	6,500
Tenet Healthcare Corp., 8.125%, 4/1/22		35,000	38,019
Tenet Healthcare Corp., 6.75%, 6/15/23		40,000	42,550

Tenet Healthcare Corp., 5.125%, 5/1/25		50,000	51,312
UnitedHealth Group, Inc., 2.875%, 3/15/22		120,000	122,610
UnitedHealth Group, Inc., 3.75%, 7/15/25		50,000	54,271
			1,326,157
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(4)		30,000	30,975
Boyd Gaming Corp., 6.875%, 5/15/23		10,000	10,388
Boyd Gaming Corp., 6.375%, 4/1/26		25,000	26,656
Eldorado Resorts, Inc., 7.00%, 8/1/23		35,000	36,619
Golden Nugget, Inc., 6.75%, 10/15/24(4)		30,000	30,978
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		20,000	20,600
International Game Technology plc, 6.25%, 2/15/22(4)		25,000	26,437
McDonald's Corp., MTN, 3.375%, 5/26/25		60,000	63,738
McDonald's Corp., MTN, 4.70%, 12/9/35		40,000	47,678
MGM Resorts International, 6.00%, 3/15/23		30,000	33,160
MGM Resorts International, 4.625%, 9/1/26		10,000	10,525
Penn National Gaming, Inc., 5.625%, 1/15/27(4)		35,000	36,225
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		60,000	65,179
Scientific Games International, Inc., 6.25%, 9/1/20		15,000	15,056
Scientific Games International, Inc., 10.00%, 12/1/22		11,000	11,344
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)		55,000	58,575
Yum! Brands, Inc., 3.75%, 11/1/21		25,000	25,687
			549,820
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	19,700
Lennar Corp., 4.75%, 4/1/21		70,000	71,841
Meritage Homes Corp., 5.125%, 6/6/27		40,000	43,200
PulteGroup, Inc., 5.50%, 3/1/26		20,000	22,480
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(4)		20,000	20,550
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(4)		55,000	59,606
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	83,575
William Lyon Homes, Inc., 5.875%, 1/31/25		25,000	25,563
			346,515
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(4)		25,000	26,000
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,900
			67,900
Independent Power and Renewable Electricity Producers†
Calpine Corp., 5.375%, 1/15/23		35,000	35,655
Listrindo Capital BV, 4.95%, 9/14/26		41,000	41,697
			77,352
Industrial Conglomerates†
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(4)		163,000	163,047
Insurance — 0.6%
Allianz SE, VRN, 3.375%, 9/18/24	EUR	200,000	247,039
American International Group, Inc., 4.125%, 2/15/24		$240,000	257,998
American International Group, Inc., 4.50%, 7/16/44		70,000	78,216
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	70,214
AXA SA, 7.125%, 12/15/20	GBP	110,000	151,498
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	254,705

Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	93,061
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48		110,000	129,221
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	127,024
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	64,560
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	124,076
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	100,000	123,095
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$30,000	39,358
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	200,000	241,689
Markel Corp., 4.90%, 7/1/22		$120,000	128,224
MetLife, Inc., 4.125%, 8/13/42		9,000	10,321
MetLife, Inc., 4.875%, 11/13/43		70,000	87,286
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	102,984
Prudential Financial, Inc., 3.94%, 12/7/49		166,000	181,579
WR Berkley Corp., 4.625%, 3/15/22		80,000	84,780
			2,596,928
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(4)		25,000	23,000
Tencent Holdings Ltd., 3.80%, 2/11/25(4)		61,000	64,457
			87,457
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	142,067
JD.com, Inc., 3.875%, 4/29/26		102,000	105,964
Prosus NV, 6.00%, 7/18/20		61,000	62,467
			310,498
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	93,161
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	124,830
			217,991
Media — 0.4%
Altice Financing SA, 6.625%, 2/15/23(4)		$70,000	72,079
CBS Corp., 4.85%, 7/1/42		50,000	55,564
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(4)		45,000	47,632
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(4)		30,000	31,688
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		290,000	320,161
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	24,612
Comcast Corp., 6.40%, 5/15/38		110,000	155,736
Comcast Corp., 4.75%, 3/1/44		120,000	146,060
CSC Holdings LLC, 6.75%, 11/15/21		45,000	48,600
CSC Holdings LLC, 6.625%, 10/15/25(4)		50,000	53,375
CSC Holdings LLC, 5.50%, 5/15/26(4)		25,000	26,406
DISH DBS Corp., 6.75%, 6/1/21		25,000	26,375
Gray Television, Inc., 5.875%, 7/15/26(4)		40,000	42,151
Lamar Media Corp., 5.00%, 5/1/23		30,000	30,619
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(4)		25,000	26,147
Sinclair Television Group, Inc., 5.625%, 8/1/24(4)		30,000	30,975
Sirius XM Radio, Inc., 4.625%, 5/15/23(4)		15,000	15,290
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)		50,000	52,187
TEGNA, Inc., 5.50%, 9/15/24(4)		30,000	30,966
VTR Finance BV, 6.875%, 1/15/24		92,000	94,530

WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	124,716
			1,455,869
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(4)		$20,000	21,125
Allegheny Technologies, Inc., 5.95%, 1/15/21		45,000	46,575
ArcelorMittal, 5.50%, 3/1/21		60,000	62,455
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	50,406
First Quantum Minerals Ltd., 6.50%, 3/1/24(4)		110,000	108,020
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	55,756
HTA Group Ltd., 9.125%, 3/8/22(4)		61,000	63,762
Nexa Resources SA, 5.375%, 5/4/27		92,000	97,923
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,675
Vedanta Resources Ltd., 6.125%, 8/9/24(4)		87,000	80,913
			617,610
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(4)		82,000	87,655
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(4)		61,000	62,826
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	137,763
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$60,000	65,982
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	82,877
NiSource, Inc., 5.65%, 2/1/45		70,000	90,705
Sempra Energy, 2.875%, 10/1/22		130,000	132,668
Sempra Energy, 3.25%, 6/15/27		80,000	81,594
Sempra Energy, 4.00%, 2/1/48		40,000	41,922
			783,992
Oil, Gas and Consumable Fuels — 0.9%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		40,000	44,454
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		20,000	21,600
Chesapeake Energy Corp., 8.00%, 1/15/25		10,000	6,650
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		102,000	103,568
CNX Resources Corp., 5.875%, 4/15/22		33,000	32,381
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	25,938
Denbury Resources, Inc., 9.00%, 5/15/21(4)		10,000	8,800
Diamondback Energy, Inc., 4.75%, 11/1/24		25,000	25,906
Ecopetrol SA, 5.875%, 5/28/45		130,000	150,598
Enbridge, Inc., 4.00%, 10/1/23		70,000	74,322
Encana Corp., 6.50%, 2/1/38		60,000	70,151
Energy Transfer Operating LP, 4.15%, 10/1/20		110,000	111,595
Energy Transfer Operating LP, 3.60%, 2/1/23		14,000	14,406
Energy Transfer Operating LP, 6.50%, 2/1/42		80,000	95,927
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	251,362
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(4)		56,000	60,933
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(4)		56,000	75,760
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		20,000	18,750
Gulfport Energy Corp., 6.00%, 10/15/24		15,000	9,713
Gulfport Energy Corp., 6.375%, 5/15/25		25,000	15,250
Hess Corp., 6.00%, 1/15/40		80,000	91,196
KazTransGas JSC, 4.375%, 9/26/27(4)		82,000	86,226
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	247,458
Laredo Petroleum, Inc., 6.25%, 3/15/23		10,000	9,175

Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		30,000	27,105
MEG Energy Corp., 6.50%, 1/15/25(4)		25,000	26,094
MPLX LP, 6.25%, 10/15/22(4)		9,000	9,169
MPLX LP, 4.875%, 12/1/24		25,000	27,250
MPLX LP, 4.875%, 6/1/25		30,000	32,920
MPLX LP, 4.50%, 4/15/38		40,000	40,796
MPLX LP, 5.20%, 3/1/47		20,000	21,460
Murphy Oil Corp., 4.20%, 12/1/22		30,000	30,675
Newfield Exploration Co., 5.75%, 1/30/22		90,000	96,181
Newfield Exploration Co., 5.375%, 1/1/26		10,000	10,831
Oasis Petroleum, Inc., 6.875%, 3/15/22		40,000	35,700
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(4)		40,000	41,379
Petrobras Global Finance BV, 5.75%, 2/1/29		150,000	167,190
Petrobras Global Finance BV, 7.25%, 3/17/44		70,000	85,225
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	58,437
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		160,000	164,254
QEP Resources, Inc., 5.375%, 10/1/22		50,000	49,254
Range Resources Corp., 5.00%, 8/15/22		45,000	42,750
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		9,192	9,342
Reliance Industries Ltd., 4.125%, 1/28/25		133,000	142,100
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		90,000	100,745
SM Energy Co., 5.00%, 1/15/24		25,000	22,188
Southwestern Energy Co., 6.20%, 1/23/25		35,000	30,975
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		170,000	173,783
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		45,000	45,380
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		20,000	20,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		30,000	29,850
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	114,512
Tullow Oil plc, 7.00%, 3/1/25(4)		$100,000	103,625
Williams Cos., Inc. (The), 4.125%, 11/15/20		20,000	20,311
Williams Cos., Inc. (The), 4.55%, 6/24/24		170,000	183,529
Williams Cos., Inc. (The), 5.10%, 9/15/45		90,000	98,799
			3,714,528
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		190,000	194,469
Allergan Funding SCS, 3.85%, 6/15/24		80,000	84,319
Allergan Funding SCS, 4.55%, 3/15/35		80,000	85,850
Bausch Health Cos., Inc., 5.50%, 3/1/23(4)		27,000	27,338
Bausch Health Cos., Inc., 7.00%, 3/15/24(4)		15,000	15,730
Bausch Health Cos., Inc., 6.125%, 4/15/25(4)		85,000	88,453
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		60,000	60,363
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		100,000	90,000
			646,522
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(4)		30,000	31,125
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	143,622
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	111,913
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	18,869
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	45,975

Hertz Corp. (The), 6.25%, 10/15/22	40,000	40,438
Union Pacific Corp., 4.75%, 9/15/41	120,000	144,686
United Rentals North America, Inc., 4.625%, 7/15/23	55,000	56,389
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	46,910
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	15,872
		624,674
Software — 0.2%
Microsoft Corp., 2.70%, 2/12/25	210,000	218,698
Microsoft Corp., 3.45%, 8/8/36	50,000	54,768
Microsoft Corp., 4.25%, 2/6/47	160,000	198,298
Oracle Corp., 2.50%, 10/15/22	200,000	203,745
Oracle Corp., 3.625%, 7/15/23	60,000	63,573
Oracle Corp., 2.65%, 7/15/26	180,000	184,865
		923,947
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	75,310
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	255,557
L Brands, Inc., 5.625%, 2/15/22	40,000	42,250
PetSmart, Inc., 5.875%, 6/1/25(4)	10,000	9,900
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	10,000	10,125
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	25,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	60,000	61,632
		480,274
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	220,000	226,111
Apple, Inc., 2.45%, 8/4/26	80,000	81,723
Apple, Inc., 3.20%, 5/11/27	100,000	106,564
Apple, Inc., 2.90%, 9/12/27	50,000	52,375
Dell International LLC / EMC Corp., 7.125%, 6/15/24(4)	70,000	74,305
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	170,000	172,304
NCR Corp., 5.00%, 7/15/22	20,000	20,200
Western Digital Corp., 4.75%, 2/15/26	20,000	20,413
		753,995
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(4)	30,000	29,589
Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd., 2.875%, 3/17/20(4)	204,000	204,269
Rumo Luxembourg Sarl, 7.375%, 2/9/24	70,000	75,691
		279,960
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(4)	97,000	102,456
Digicel Ltd., 6.00%, 4/15/21	61,000	45,751
GTH Finance BV, 7.25%, 4/26/23(4)	121,000	135,461
Millicom International Cellular SA, 5.125%, 1/15/28(4)	102,000	105,442
Sprint Corp., 7.25%, 9/15/21	85,000	90,913
Sprint Corp., 7.875%, 9/15/23	35,000	38,719
Sprint Corp., 7.125%, 6/15/24	70,000	76,125
T-Mobile USA, Inc., 6.375%, 3/1/25	30,000	31,206
T-Mobile USA, Inc., 6.50%, 1/15/26	10,000	10,726

			636,799
TOTAL CORPORATE BONDS (Cost $38,395,949)			40,001,827
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.1%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	756,721
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	220,809
			977,530
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(4)	EUR	126,000	157,859
Republic of Austria Government Bond, 0.75%, 10/20/26(4)	EUR	140,000	168,380
Republic of Austria Government Bond, 4.15%, 3/15/37(4)	EUR	101,000	190,047
			516,286
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	47,000	92,663
Canada — 0.4%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	236,776
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	547,003
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	365,045
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	363,114
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	36,142
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	95,622
			1,643,702
China†
China Government Bond, 3.25%, 6/6/26	CNY	550,000	78,103
China Government Bond, 3.29%, 5/23/29	CNY	400,000	56,895
			134,998
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	142,001
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	100,834
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	83,683
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	76,036
			159,719
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	173,000	242,801
France — 0.6%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,030,570	1,281,473
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	217,176	374,338
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	358,000	658,079
			2,313,890
Germany — 0.7%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	155,000	183,435
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(6)	EUR	428,000	496,648
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	923,000	1,091,945
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	181,000	295,878
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	176,000	396,606
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	136,000	245,585
			2,710,097

Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	234,028
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	255,366
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	310,511
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,179,974
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	499,000	869,558
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(4)	EUR	295,000	437,522
			2,797,565
Japan — 2.0%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	303,004
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,078,325
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,959,083
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	461,517
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,403,653
			8,205,582
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	193,535
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	405,410
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	429,204
			834,614
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(4)(6)	EUR	95,000	107,537
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	401,000	476,726
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	63,000	120,010
			704,273
Norway — 0.6%
Norway Government Bond, 2.00%, 5/24/23(4)	NOK	360,000	40,203
Norway Government Bond, 1.75%, 2/17/27(4)	NOK	1,510,000	169,330
Norway Government Bond, 1.75%, 9/6/29(4)	NOK	18,900,000	2,131,007
			2,340,540
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	185,441
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	73,511
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	220,659
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$75,000	75,825
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(4)	EUR	5,000	6,620
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	164,000	200,565
Spain Government Bond, 5.15%, 10/31/28(4)	EUR	16,000	25,808
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	30,000	64,439
			297,432
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	290,403

Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	133,087
			423,490
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	123,198
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	353,994
			477,192
United Kingdom — 0.6%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	123,000	165,305
United Kingdom Gilt, 1.50%, 7/22/26	GBP	521,000	724,191
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	886,401
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	319,742
United Kingdom Gilt, 4.25%, 12/7/55	GBP	192,000	486,811
			2,582,450
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $26,707,513)			28,936,024
MUNICIPAL SECURITIES — 4.0%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		$105,000	158,347
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.23%, 11/7/19 (LOC: FHLMC)		1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 1.11%, 11/7/19 (LOC: Bank of Montreal)		1,465,000	1,465,000
Illinois Housing Development Authority Rev., VRDN, 1.78%, 11/7/19 (LIQ FAC: FHLB)		2,150,000	2,150,000
Kansas City Rev., VRDN, 1.83%, 11/7/19 (LOC: JPMorgan Chase Bank N.A.)		920,000	920,000
Los Angeles Community College District GO, 6.68%, 8/1/36		10,000	14,720
Massachusetts Education Financing Authority, 2.10%, 11/5/19 (LOC: Royal Bank of Canada)		2,000,000	2,000,015
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		30,000	42,997
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40		100,000	160,326
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		9,000	14,029
New York City GO, 6.27%, 12/1/37		40,000	56,814
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		110,000	130,547
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.00%, 11/7/19 (LOC: FNMA)		100,000	100,000
Pasadena Public Financing Authority Rev., VRDN, 1.83%, 11/7/19 (SBBPA: Bank of the West)		2,320,000	2,320,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		50,000	67,011
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		15,000	18,962
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.15%, 11/7/19 (SBBPA: Northern Trust Company)		1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		150,000	196,911
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		180,000	248,855
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41		10,000	12,794
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40		75,000	101,340
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		5,000	8,080
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		105,000	131,141
State of California GO, 4.60%, 4/1/38		40,000	44,408
State of California GO, 7.55%, 4/1/39		30,000	49,265
State of California GO, 7.30%, 10/1/39		30,000	46,462
State of California GO, 7.60%, 11/1/40		65,000	109,816
State of Illinois GO, 5.10%, 6/1/33		65,000	70,332
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34		70,000	96,036
State of Texas GO, 5.52%, 4/1/39		15,000	20,522
State of Washington GO, 5.14%, 8/1/40		5,000	6,632
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.84%, 11/7/19 (LOC: Bank of America N.A.)		1,002,000	1,002,000

Tennis for Charity, Inc. Rev., VRDN, 1.90%, 11/7/19 (LOC: JPMorgan Chase Bank N.A.)	1,355,000	1,355,000
TOTAL MUNICIPAL SECURITIES (Cost $15,765,545)		16,218,362
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.60%, (12-month LIBOR plus 1.86%), 7/1/36	7,631	8,041
FHLMC, VRN, 4.23%, (1-year H15T1Y plus 2.14%), 10/1/36	26,144	27,718
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37	70,385	74,430
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.78%), 9/1/40	33,076	34,627
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	12,538	13,161
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	31,328	32,258
FHLMC, VRN, 4.05%, (12-month LIBOR plus 1.87%), 7/1/41	55,166	58,055
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	22,996	23,748
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	9,708	10,048
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	293	303
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	37,004	38,369
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	51,256	53,138
FNMA, VRN, 3.88%, (6-month LIBOR plus 1.54%), 9/1/35	8,274	8,582
FNMA, VRN, 4.42%, (1-year H15T1Y plus 2.16%), 3/1/38	57,708	60,929
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	11,041	11,690
FNMA, VRN, 4.68%, (12-month LIBOR plus 1.81%), 3/1/40	22,605	23,902
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.77%), 10/1/40	55,195	57,793
		536,792
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
FHLMC, 8.00%, 7/1/30	1,854	2,215
FHLMC, 6.50%, 5/1/31	7,062	7,874
FHLMC, 5.50%, 12/1/33	58,741	65,369
FHLMC, 5.50%, 1/1/38	82,396	91,355
FHLMC, 6.00%, 2/1/38	110,089	126,670
FHLMC, 6.00%, 11/1/38	82,944	95,335
FNMA, 5.00%, 9/1/20	12,113	12,487
FNMA, 7.00%, 6/1/26	201	221
FNMA, 6.50%, 6/1/29	8,758	9,758
FNMA, 7.00%, 7/1/29	498	498
FNMA, 7.00%, 3/1/30	3,409	3,719
FNMA, 7.50%, 9/1/30	2,139	2,523
FNMA, 6.50%, 9/1/31	15,850	17,665
FNMA, 7.00%, 9/1/31	4,177	4,397
FNMA, 6.50%, 1/1/32	3,446	3,841
FNMA, 5.50%, 6/1/33	51,914	58,005
FNMA, 5.50%, 8/1/33	236,922	266,853
FNMA, 5.50%, 9/1/33	70,271	79,178
FNMA, 5.00%, 11/1/33	224,721	248,270
FNMA, 5.50%, 1/1/34	194,843	218,673
FNMA, 3.50%, 3/1/34	172,507	180,117
FNMA, 4.50%, 9/1/35	115,438	124,936
FNMA, 5.00%, 2/1/36	195,325	215,720
FNMA, 5.50%, 4/1/36	33,666	37,951
FNMA, 5.00%, 10/1/36	17,971	19,193
FNMA, 5.50%, 12/1/36	68,541	77,139

FNMA, 5.50%, 1/1/37	224,476	253,190
FNMA, 6.50%, 8/1/37	25,802	28,691
FNMA, 5.00%, 4/1/40	408,926	452,268
FNMA, 4.00%, 1/1/41	555,691	596,205
FNMA, 5.00%, 6/1/41	326,136	360,026
FNMA, 4.50%, 7/1/41	298,660	323,908
FNMA, 4.50%, 9/1/41	707,779	767,640
FNMA, 4.50%, 9/1/41	235,273	255,150
FNMA, 4.00%, 12/1/41	555,274	594,477
FNMA, 3.50%, 5/1/42	731,825	768,356
FNMA, 3.50%, 6/1/42	448,901	471,863
FNMA, 3.00%, 11/1/42	848,926	876,003
FNMA, 3.00%, 11/1/46	460,019	472,384
FNMA, 6.50%, 8/1/47	9,187	9,880
FNMA, 6.50%, 9/1/47	18,601	19,944
FNMA, 6.50%, 9/1/47	894	960
FNMA, 6.50%, 9/1/47	9,779	10,485
FNMA, 3.00%, 4/1/48	450,382	462,800
FNMA, 4.50%, 7/1/48	914,224	967,925
GNMA, 7.00%, 1/15/24	559	584
GNMA, 8.00%, 7/15/24	3,058	3,152
GNMA, 8.00%, 9/15/24	966	968
GNMA, 9.00%, 4/20/25	446	488
GNMA, 7.00%, 9/15/25	4,639	4,713
GNMA, 7.50%, 10/15/25	3,206	3,251
GNMA, 7.50%, 2/15/26	7,725	8,339
GNMA, 8.25%, 7/15/26	19,980	20,260
GNMA, 7.00%, 12/15/27	11,992	12,020
GNMA, 6.50%, 2/15/28	1,907	2,112
GNMA, 6.50%, 3/15/28	7,674	8,499
GNMA, 6.50%, 4/15/28	485	537
GNMA, 6.00%, 10/15/28	14,810	16,434
GNMA, 7.00%, 5/15/31	4,928	5,697
GNMA, 5.50%, 11/15/32	32,904	36,615
GNMA, 6.50%, 10/15/38	383,305	441,257
GNMA, 4.50%, 5/20/41	312,742	338,315
GNMA, 4.50%, 6/15/41	173,552	189,092
GNMA, 3.50%, 6/20/42	272,127	289,166
GNMA, 3.50%, 7/20/42	208,340	221,385
GNMA, 3.50%, 4/20/45	81,546	85,584
GNMA, 2.50%, 2/20/47	46,389	47,006
		11,397,591
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $11,493,305)		11,934,383
ASSET-BACKED SECURITIES — 2.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	142,535	143,233
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	96,023	95,778
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.59%, (1-month LIBOR plus 0.70%), 3/17/37(4)	683,711	678,804
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.84%, (1-month LIBOR plus 0.95%), 3/17/37(4)	1,750,000	1,733,101
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.19%, (1-month LIBOR plus 1.28%), 6/17/37(4)	600,000	599,825

Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.04%, (1-month LIBOR plus 1.15%), 7/17/37(4)	925,000	925,004
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.14%, (1-month LIBOR plus 1.25%), 1/17/38(4)	1,125,000	1,123,820
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	72,005	72,089
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	70,298	70,011
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(4)	214,215	214,998
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(4)	100,000	100,935
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(4)	1,125,000	1,152,600
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	69,157	69,964
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(4)	63,114	63,097
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(4)	87,808	87,759
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	22,041	22,026
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(4)	437,641	447,460
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(4)	247,256	250,875
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(4)	527,775	545,369
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	54,984	58,011
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	333,486	333,483
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(4)	257,768	258,036
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	420,414	432,857
TOTAL ASSET-BACKED SECURITIES (Cost $9,401,199)		9,479,135
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.20%, (3-month LIBOR plus 1.20%), 1/15/29(4)	1,100,000	1,100,517
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(4)	400,000	393,117
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.99%, (3-month LIBOR plus 1.02%), 4/20/31(4)	225,000	222,023
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.42%, (3-month LIBOR plus 1.45%), 4/20/31(4)	125,000	122,198
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.66%, (3-month LIBOR plus 1.50%), 5/15/31(4)	1,500,000	1,474,736
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.40%, (3-month LIBOR plus 1.40%), 4/17/31(4)	450,000	439,387
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.92%, (3-month LIBOR plus 0.98%), 4/24/31(4)	425,000	419,757
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.97%, (3-month LIBOR plus 0.97%), 4/18/31(4)	575,000	568,096
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.52%, (3-month LIBOR plus 1.55%), 4/20/30(4)	400,000	395,036
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(4)	600,000	599,767
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.09%, (3-month LIBOR plus 1.12%), 7/20/31(4)	200,000	198,629
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.07%, (3-month LIBOR plus 1.07%), 1/18/31(4)	200,000	198,950
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.12%, (3-month LIBOR plus 1.15%), 7/20/31(4)	300,000	298,222
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.57%, (3-month LIBOR plus 1.60%), 7/20/31(4)	300,000	295,594
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.47%, (3-month LIBOR plus 1.50%), 4/19/30(4)	100,000	99,059
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.98%, (3-month LIBOR plus 0.98%), 4/15/31(4)	375,000	376,979
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.50%, (3-month LIBOR plus 1.50%), 4/15/31(4)	400,000	395,850
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 3.75%, (3-month LIBOR plus 1.75%), 4/18/31(4)	100,000	98,181
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 2.96%, (3-month LIBOR plus 0.96%), 4/16/31(4)	350,000	346,840
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 3.70%, (3-month LIBOR plus 1.70%), 10/18/31(4)	600,000	594,873
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,706,651)		8,637,811
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(4)	72,890	73,648

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.96%, 11/25/34	314,597	315,027
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	114,868	116,880
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.50%, 7/25/35	111,444	119,805
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(4)	221,570	226,518
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.44%, 9/25/35	402,748	416,835
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	301,140	310,932
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(4)	47,504	47,664
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(4)	168,051	170,254
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(4)	330,865	350,221
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.32%, (1-month LIBOR plus 1.50%), 6/25/57(4)	192,574	196,300
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(4)	57,218	57,613
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(4)	191,962	196,097
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(4)	351,171	357,057
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(4)	310,270	314,300
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(4)	78,693	78,601
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.56%, (1-month LIBOR plus 0.74%), 9/25/44	263,697	266,657
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.43%, 3/25/35	110,847	110,840
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.26%, 8/25/35	61,137	62,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.97%, 2/25/34	23,554	24,725
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.93%, 6/25/35	39,051	41,127
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.08%, 4/25/35	218,352	223,379
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	298,341	300,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	46,315	47,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	108,508	111,052
		4,536,320
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.17%, (1-month LIBOR plus 1.35%), 3/25/29	35,544	35,617
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.62%, (1-month LIBOR plus 0.80%), 12/25/29	51,126	51,147
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.27%, (1-month LIBOR plus 0.45%), 7/25/30	113,773	113,695
FNMA, Series 2014-C02, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 2.60%), 5/25/24	113,706	118,300
FNMA, Series 2014-C02, Class 2M2, VRN, 4.42%, (1-month LIBOR plus 2.60%), 5/25/24	195,008	201,763
FNMA, Series 2017-C01, Class 1M1, VRN, 3.12%, (1-month LIBOR plus 1.30%), 7/25/29	50,220	50,313
FNMA, Series 2017-C03, Class 1M2, VRN, 4.82%, (1-month LIBOR plus 3.00%), 10/25/29	135,000	140,630
FNMA, Series 2017-C06, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.80%), 2/25/30	75,000	76,578
FNMA, Series 2017-C07, Class 1M2, VRN, 4.22%, (1-month LIBOR plus 2.40%), 5/25/30	850,000	863,631
		1,651,674
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,090,461)		6,187,994
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	800,000	910,984
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	375,000	406,832
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	425,000	459,166
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	108,000	116,431
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	375,000	400,805
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	125,000	131,748
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	53,534
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	325,000	343,795

Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	400,000	413,949
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	104,072
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,152,654)		3,341,316
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
Federal Home Loan Bank, VRN, 1.84%, (SOFR plus 0.03%), 3/6/20 (Cost $2,000,000)	2,000,000	1,999,679
COMMERCIAL PAPER(7) — 0.3%
Old Line Funding LLC, VRN, 2.01%, (1-month LIBOR plus 0.12%), 1/16/20(4) (Cost $1,000,000)	1,000,000	1,000,195
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI EAFE Value ETF	4,956	242,869
iShares Russell 1000 Value ETF	476	61,913
iShares Russell Mid-Cap Value ETF	6,899	622,290
SPDR S&P Oil & Gas Exploration & Production ETF	2,891	61,058
TOTAL EXCHANGE-TRADED FUNDS (Cost $959,857)		988,130
RIGHTS†
Equity Real Estate Investment Trusts (REITs)†
Mapletree Commerical Trust(2) (Cost $—)	1,625	107
TEMPORARY CASH INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,971,891)	3,971,891	3,971,891
TOTAL INVESTMENT SECURITIES — 94.9% (Cost $357,805,388)		385,472,214
OTHER ASSETS AND LIABILITIES — 5.1%		20,566,513
TOTAL NET ASSETS — 100.0%		$406,038,727

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,491,294	USD	1,025,548	UBS AG	12/18/19	$3,686
USD	476,554	AUD	704,367	UBS AG	12/18/19	(9,574)
BRL	6,300,161	USD	1,543,703	Goldman Sachs & Co.	12/18/19	23,172
CAD	6,888	USD	5,269	Morgan Stanley	12/31/19	(37)
CAD	3,818	USD	2,881	Morgan Stanley	12/31/19	19
CAD	4,085	USD	3,095	Morgan Stanley	12/31/19	8
CAD	20,724	USD	15,572	Morgan Stanley	12/31/19	169
CAD	5,002	USD	3,755	Morgan Stanley	12/31/19	44
CAD	2,204	USD	1,660	Morgan Stanley	12/31/19	14
CAD	3,330	USD	2,499	Morgan Stanley	12/31/19	31
CAD	4,391	USD	3,295	Morgan Stanley	12/31/19	40
CAD	6,657	USD	5,092	Morgan Stanley	12/31/19	(36)
USD	549,922	CAD	724,104	Morgan Stanley	12/18/19	22
USD	89,582	CAD	118,474	Morgan Stanley	12/31/19	(402)
USD	105,238	CAD	139,632	Morgan Stanley	12/31/19	(816)
USD	2,936	CAD	3,873	Morgan Stanley	12/31/19	(6)
USD	4,097	CAD	5,403	Morgan Stanley	12/31/19	(7)
USD	11,067	CAD	14,477	Morgan Stanley	12/31/19	72
USD	44,592	CAD	58,379	Morgan Stanley	12/31/19	252
USD	44,875	CAD	58,677	Morgan Stanley	12/31/19	308
USD	8,258	CAD	10,804	Morgan Stanley	12/31/19	52

CHF	483,693	USD	493,061	UBS AG	12/18/19	(1,038)
CHF	12,634	USD	12,780	UBS AG	12/31/19	87
CHF	214,003	USD	218,268	UBS AG	12/31/19	(321)
USD	194,209	CHF	191,276	UBS AG	12/18/19	(362)
USD	496,850	CHF	493,496	UBS AG	12/18/19	(5,145)
USD	76,145	CHF	74,680	Goldman Sachs & Co.	12/31/19	89
USD	223,574	CHF	220,589	UBS AG	12/31/19	(1,082)
USD	6,147	CHF	6,047	UBS AG	12/31/19	(12)
CLP	365,204,198	USD	505,788	Goldman Sachs & Co.	12/18/19	(12,803)
USD	486,222	CLP	347,036,324	Goldman Sachs & Co.	12/18/19	17,762
CNY	5,371,756	USD	755,043	Goldman Sachs & Co.	12/18/19	6,793
CNY	982,375	USD	137,414	Goldman Sachs & Co.	12/18/19	1,909
USD	81,531	CNY	577,201	Goldman Sachs & Co.	12/18/19	(329)
USD	79,012	CNY	559,678	Goldman Sachs & Co.	12/18/19	(363)
COP	1,735,069,364	USD	512,462	Goldman Sachs & Co.	12/18/19	72
USD	512,069	COP	1,735,069,364	Goldman Sachs & Co.	12/18/19	(465)
CZK	21,993,570	USD	934,982	UBS AG	12/18/19	26,822
USD	493,004	CZK	11,585,486	UBS AG	12/18/19	(13,643)
USD	505,692	CZK	11,874,918	UBS AG	12/18/19	(13,612)
USD	13,508	DKK	90,938	Bank of America N.A.	12/18/19	(114)
EUR	122,131	USD	135,707	JPMorgan Chase Bank N.A.	11/20/19	647
EUR	203,490	USD	226,428	Credit Suisse AG	12/31/19	1,453
EUR	25,693	USD	28,279	Credit Suisse AG	12/31/19	494
EUR	17,438	USD	19,129	Credit Suisse AG	12/31/19	399
EUR	11,731	USD	12,908	Credit Suisse AG	12/31/19	230
EUR	20,787	USD	22,960	Credit Suisse AG	12/31/19	318
EUR	13,668	USD	15,169	Credit Suisse AG	12/31/19	137
EUR	35,877	USD	39,629	Credit Suisse AG	12/31/19	549
EUR	24,894	USD	27,628	Credit Suisse AG	12/31/19	250
EUR	82,697	USD	92,666	Credit Suisse AG	12/31/19	(57)
EUR	13,558	USD	15,153	Credit Suisse AG	12/31/19	29
EUR	913,336	USD	1,023,445	Credit Suisse AG	12/31/19	(633)
EUR	18,086	USD	20,125	Credit Suisse AG	12/31/19	129
EUR	5,130	USD	5,737	Goldman Sachs & Co.	12/31/19	8
USD	4,168,249	EUR	3,780,965	JPMorgan Chase Bank N.A.	11/20/19	(53,023)
USD	130,432	EUR	117,098	JPMorgan Chase Bank N.A.	11/20/19	(303)
USD	237,093	EUR	211,703	Credit Suisse AG	12/31/19	14
USD	138,333	EUR	123,451	Credit Suisse AG	12/31/19	86
USD	722,136	EUR	648,027	Credit Suisse AG	12/31/19	(3,567)
USD	21,847	EUR	19,494	Credit Suisse AG	12/31/19	16
USD	53,321	EUR	48,430	Credit Suisse AG	12/31/19	(914)
USD	50,106	EUR	45,677	Credit Suisse AG	12/31/19	(1,046)
USD	26,286	EUR	23,890	Credit Suisse AG	12/31/19	(467)
USD	933,804	EUR	837,973	Credit Suisse AG	12/31/19	(4,612)
USD	377,124	EUR	338,422	Credit Suisse AG	12/31/19	(1,863)
USD	23,106	EUR	20,878	Credit Suisse AG	12/31/19	(275)
USD	7,855	EUR	7,087	Credit Suisse AG	12/31/19	(81)
USD	10,294	EUR	9,354	Credit Suisse AG	12/31/19	(182)
USD	25,539	EUR	22,951	Credit Suisse AG	12/31/19	(163)
USD	9,463	EUR	8,504	Credit Suisse AG	12/31/19	(60)

USD	6,149	EUR	5,502	Goldman Sachs & Co.	12/31/19	(12)
USD	5,602	EUR	5,035	Goldman Sachs & Co.	12/31/19	(37)
GBP	274,923	USD	357,128	JPMorgan Chase Bank N.A.	12/31/19	(293)
GBP	20,198	USD	25,949	JPMorgan Chase Bank N.A.	12/31/19	266
GBP	9,233	USD	11,514	JPMorgan Chase Bank N.A.	12/31/19	469
GBP	6,792	USD	8,818	JPMorgan Chase Bank N.A.	12/31/19	(3)
GBP	10,239	USD	12,700	JPMorgan Chase Bank N.A.	12/31/19	589
GBP	10,276	USD	12,739	JPMorgan Chase Bank N.A.	12/31/19	598
GBP	8,757	USD	11,120	JPMorgan Chase Bank N.A.	12/31/19	246
GBP	10,539	USD	13,065	JPMorgan Chase Bank N.A.	12/31/19	614
USD	2,249,025	GBP	1,817,732	Bank of America N.A.	12/18/19	(109,076)
USD	85,165	GBP	65,556	Goldman Sachs & Co.	12/31/19	77
USD	14,540	GBP	11,794	Goldman Sachs & Co.	12/31/19	(768)
USD	2,150	GBP	1,670	JPMorgan Chase Bank N.A.	12/31/19	(17)
USD	477,056	GBP	379,822	JPMorgan Chase Bank N.A.	12/31/19	(15,931)
USD	17,942	GBP	14,243	JPMorgan Chase Bank N.A.	12/31/19	(545)
USD	11,868	GBP	9,212	JPMorgan Chase Bank N.A.	12/31/19	(88)
USD	390,600	GBP	310,987	JPMorgan Chase Bank N.A.	12/31/19	(13,044)
HUF	456,343,129	USD	1,520,130	UBS AG	12/18/19	32,475
HUF	303,828,198	USD	1,021,546	UBS AG	12/18/19	12,162
HUF	150,578,555	USD	498,439	UBS AG	12/18/19	13,871
USD	2,994,483	HUF	901,998,074	UBS AG	12/18/19	(74,365)
USD	493,570	HUF	149,536,819	UBS AG	12/18/19	(15,196)
USD	489,052	HUF	146,659,237	UBS AG	12/18/19	(9,924)
USD	575,247	HUF	170,431,171	UBS AG	12/18/19	(4,608)
USD	90,684	IDR	1,293,431,386	Goldman Sachs & Co.	12/18/19	(728)
ILS	1,776,312	USD	504,422	UBS AG	12/18/19	685
USD	450,625	ILS	1,586,560	UBS AG	12/18/19	(525)
INR	70,208,686	USD	981,048	Goldman Sachs & Co.	12/18/19	1,765
USD	982,696	INR	70,208,686	Goldman Sachs & Co.	12/18/19	(117)
JPY	12,390,337	USD	114,714	Bank of America N.A.	11/20/19	120
JPY	819,917	USD	7,678	Bank of America N.A.	12/30/19	(56)
JPY	21,540,309	USD	199,404	Bank of America N.A.	12/30/19	828
JPY	527,281	USD	4,872	Bank of America N.A.	12/30/19	29
JPY	499,120	USD	4,690	Bank of America N.A.	12/30/19	(51)
JPY	712,145	USD	6,666	Bank of America N.A.	12/30/19	(46)
JPY	587,419	USD	5,519	Bank of America N.A.	12/30/19	(59)
JPY	196,200	USD	1,843	Bank of America N.A.	12/30/19	(19)
USD	1,633,132	JPY	176,713,738	Bank of America N.A.	11/20/19	(4,666)
USD	118,631	JPY	12,865,015	Bank of America N.A.	11/20/19	(603)
USD	145,354	JPY	15,586,261	Bank of America N.A.	12/30/19	468
USD	73,130	JPY	7,841,700	Bank of America N.A.	12/30/19	236
USD	1,744	JPY	186,300	Bank of America N.A.	12/30/19	12
USD	4,688	JPY	505,571	Bank of America N.A.	12/30/19	(11)
USD	6,041	JPY	653,490	Bank of America N.A.	12/30/19	(33)
USD	205,478	JPY	22,033,393	Bank of America N.A.	12/30/19	662
USD	7,660	JPY	825,953	Bank of America N.A.	12/30/19	(18)
USD	3,418	JPY	368,280	Bank of America N.A.	12/30/19	(5)
USD	64,800	JPY	7,009,738	Goldman Sachs & Co.	12/30/19	(360)
KRW	508,781,316	USD	428,105	Goldman Sachs & Co.	12/18/19	7,019

MXN	10,633,050	USD	535,152	Morgan Stanley	12/18/19	13,902
USD	551,990	MXN	10,602,355	Morgan Stanley	12/18/19	4,521
MYR	4,202,577	USD	1,004,440	Goldman Sachs & Co.	12/18/19	4,057
USD	72,536	MYR	303,420	Goldman Sachs & Co.	12/18/19	(276)
NOK	5,546,757	USD	619,009	Goldman Sachs & Co.	12/18/19	(15,664)
NOK	6,274,145	USD	679,680	Goldman Sachs & Co.	12/18/19	2,787
NOK	4,277,565	USD	469,242	Goldman Sachs & Co.	12/18/19	(3,952)
NOK	4,427,248	USD	486,176	Goldman Sachs & Co.	12/18/19	(4,604)
NOK	28,537	USD	3,101	Goldman Sachs & Co.	12/30/19	4
NOK	59,995	USD	6,549	Goldman Sachs & Co.	12/30/19	(22)
NOK	53,248	USD	5,831	Goldman Sachs & Co.	12/30/19	(38)
NOK	68,741	USD	7,543	Goldman Sachs & Co.	12/30/19	(64)
NOK	66,423	USD	7,223	Goldman Sachs & Co.	12/30/19	3
USD	519,045	NOK	4,645,995	Goldman Sachs & Co.	12/18/19	13,679
USD	450,319	NOK	4,084,946	Goldman Sachs & Co.	12/18/19	5,981
USD	514,603	NOK	4,686,785	Goldman Sachs & Co.	12/18/19	4,800
USD	50,350	NOK	463,011	Goldman Sachs & Co.	12/30/19	(21)
USD	234,230	NOK	2,091,506	Goldman Sachs & Co.	12/30/19	6,694
USD	5,927	NOK	53,601	Goldman Sachs & Co.	12/30/19	95
NZD	803,826	USD	507,218	UBS AG	12/18/19	8,570
NZD	1,539,800	USD	970,031	UBS AG	12/18/19	18,008
USD	1,461,637	NZD	2,273,011	UBS AG	12/18/19	3,121
PEN	1,755,889	USD	523,396	Goldman Sachs & Co.	12/18/19	886
PEN	293,986	USD	88,205	Goldman Sachs & Co.	12/18/19	(425)
PEN	1,529,430	USD	451,546	Goldman Sachs & Co.	12/18/19	5,119
USD	2,060,931	PEN	6,892,579	Goldman Sachs & Co.	12/18/19	2,911
USD	493,731	PHP	25,715,977	Goldman Sachs & Co.	12/18/19	(11,932)
USD	491,818	PHP	25,547,511	Goldman Sachs & Co.	12/18/19	(10,532)
PLN	3,958,815	USD	994,577	Goldman Sachs & Co.	12/18/19	41,911
PLN	1,989,592	USD	497,485	Goldman Sachs & Co.	12/18/19	23,425
PLN	2,022,330	USD	505,797	Goldman Sachs & Co.	12/18/19	23,684
PLN	2,006,833	USD	509,750	Goldman Sachs & Co.	12/18/19	15,675
USD	97,432	PLN	383,950	Goldman Sachs & Co.	12/18/19	(3,093)
USD	1,499,033	PLN	5,928,525	Goldman Sachs & Co.	12/18/19	(53,160)
USD	1,016,630	PLN	4,059,250	Goldman Sachs & Co.	12/18/19	(46,154)
RUB	67,298,497	USD	1,016,786	Goldman Sachs & Co.	12/18/19	26,283
USD	1,047,920	RUB	67,444,646	Goldman Sachs & Co.	12/18/19	2,586
SEK	4,800,782	USD	492,141	Bank of America N.A.	12/18/19	6,334
SEK	1,708,794	USD	177,475	Bank of America N.A.	12/18/19	(47)
SEK	51,819	USD	5,303	Goldman Sachs & Co.	12/30/19	82
SEK	35,046	USD	3,596	Goldman Sachs & Co.	12/30/19	45
SEK	41,299	USD	4,299	Goldman Sachs & Co.	12/30/19	(7)
SEK	53,800	USD	5,607	Goldman Sachs & Co.	12/30/19	(16)
SEK	76,145	USD	7,756	Goldman Sachs & Co.	12/30/19	157
SEK	44,039	USD	4,544	Goldman Sachs & Co.	12/30/19	33
SEK	52,352	USD	5,336	Goldman Sachs & Co.	12/30/19	104
SEK	1,632,683	USD	169,936	Goldman Sachs & Co.	12/30/19	(271)
SEK	52,591	USD	5,372	Goldman Sachs & Co.	12/30/19	94
SEK	70,248	USD	7,288	Goldman Sachs & Co.	12/30/19	12
SEK	46,084	USD	4,675	Goldman Sachs & Co.	12/30/19	114

SEK	33,641	USD	3,490	Goldman Sachs & Co.	12/30/19	6
SEK	21,503	USD	2,219	Goldman Sachs & Co.	12/30/19	16
SEK	50,397	USD	5,151	Goldman Sachs & Co.	12/30/19	86
SEK	119,111	USD	12,133	Goldman Sachs & Co.	12/30/19	245
SEK	56,929	USD	5,803	Goldman Sachs & Co.	12/30/19	113
SEK	48,873	USD	4,958	Goldman Sachs & Co.	12/30/19	121
SEK	44,477	USD	4,495	Goldman Sachs & Co.	12/30/19	127
SEK	25,694	USD	2,595	Goldman Sachs & Co.	12/30/19	75
SEK	109,736	USD	11,209	Goldman Sachs & Co.	12/30/19	194
SEK	184,755	USD	18,862	Goldman Sachs & Co.	12/30/19	337
SEK	39,720	USD	4,057	Goldman Sachs & Co.	12/30/19	71
SEK	25,837	USD	2,648	Goldman Sachs & Co.	12/30/19	37
USD	97,552	SEK	942,637	Goldman Sachs & Co.	12/30/19	(404)
USD	199,927	SEK	1,931,876	Goldman Sachs & Co.	12/30/19	(829)
USD	4,391	SEK	42,266	Goldman Sachs & Co.	12/30/19	(1)
USD	127,693	SGD	176,011	Bank of America N.A.	12/18/19	(1,742)
THB	16,110,325	USD	532,045	Goldman Sachs & Co.	12/18/19	1,739
USD	1,594,022	THB	48,729,254	Goldman Sachs & Co.	12/18/19	(20,527)
ZAR	7,480,521	USD	499,401	UBS AG	12/18/19	(7,253)
USD	488,208	ZAR	7,480,521	UBS AG	12/18/19	(3,939)
						$(165,373)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	16	December 2019	JPY	160,000,000	$2,284,212	$(12,372)
Korean Treasury 10-Year Bonds	7	December 2019	KRW	700,000,000	780,893	(19,807)
U.S. Treasury 2-Year Notes	271	December 2019	USD	54,200,000	58,428,023	(79,541)
U.S. Treasury 10-Year Notes	39	December 2019	USD	3,900,000	5,081,578	(588)
U.S. Treasury Ultra Bonds	5	December 2019	USD	500,000	948,750	(42,042)
					$67,523,456	$(154,350)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	2	December 2019	EUR	200,000	$383,128	$9,611

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $355,359.

(4)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,245,221, which represented 7.7% of total net assets.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.7% of total net assets.

(6)	Security is a zero-coupon bond.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	107,542,348	—	—
Common Stocks	70,158,424	20,644,281	—
U.S. Treasury Securities	—	54,430,307	—
Corporate Bonds	—	40,001,827	—
Sovereign Governments and Agencies	—	28,936,024	—
Municipal Securities	—	16,218,362	—
U.S. Government Agency Mortgage-Backed Securities	—	11,934,383	—
Asset-Backed Securities	—	9,479,135	—
Collateralized Loan Obligations	—	8,637,811	—
Collateralized Mortgage Obligations	—	6,187,994	—
Commercial Mortgage-Backed Securities	—	3,341,316	—
U.S. Government Agency Securities	—	1,999,679	—
Commercial Paper	—	1,000,195	—
Exchange-Traded Funds	988,130	—	—
Rights	—	107	—
Temporary Cash Investments	3,971,891	—	—
	182,660,793	202,811,421	—
Other Financial Instruments
Futures Contracts	—	9,611	—
Forward Foreign Currency Exchange Contracts	—	398,217	—
	—	407,828	—
Liabilities
Other Financial Instruments
Futures Contracts	122,171	32,179	—
Forward Foreign Currency Exchange Contracts	—	563,590	—
	122,171	595,769	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$10,275	$9,584	—	$162	$20,021	389	—	$78
American Century Quality Diversified International ETF	—	10,762	—	98	10,860	274	—	—
American Century STOXX U.S. Quality Growth ETF	—	21,190	—	118	21,308	505	—	—
American Century STOXX U.S. Quality Value ETF	962	19,778	$1,037	44	19,747	479	$(12)	9
Avantis International Equity ETF	—	11,793	—	73	11,866	230	—	—
Avantis International Small Cap Value ETF	—	1,856	—	10	1,866	36	—	—
Avantis U.S. Equity ETF	—	18,802	—	112	18,914	370	—	—
Avantis U.S. Small Cap Value ETF	—	2,951	—	9	2,960	58	—	—
	$11,237	$96,716	$1,037	$626	$107,542	2,341	$(12)	$87

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.